Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Operating revenues	$ 238,626	$ 86,212	$ 134,476	$ 295,724	$ 231,705	$ 85,457	$ 97,077	$ 253,934	$ 755,038	$ 668,173	$ 717,888
Depreciation and amortization									81,053	77,604	75,722
Income (loss) from operations									145,259	144,109	131,037
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	34,488	$ (7,887)	$ 4,075	$ 41,397	29,620	$ (7,505)	$ 2,793	$ 37,511	72,073	62,419	60,026
Capital expenditures									213,325	138,357	116,312
Assets	3,039,746				3,079,801				3,039,746	3,079,801
Cost of gas									324,795	260,588	327,305
Environmental remediation									$ 15,291	13,298	3,513
Operating Segments [Member] | Segments [Member]
Segment Reporting Information [Line Items]
Number of Reportable Segments									1
Segment Reporting, Disclosure of Major Customers									0
Operating Segments [Member] | Utility Segment [Member]
Segment Reporting Information [Line Items]
Operating revenues									$ 732,942	650,477	702,210
Depreciation and amortization									79,734	76,289	74,410
Income (loss) from operations									132,807	130,570	119,215
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									60,509	54,567	53,391
Capital expenditures									211,672	138,074	115,272
Assets	2,961,326				2,806,627				2,961,326	2,806,627	2,791,623
Cost of gas									325,019	260,588	327,305
Environmental remediation									15,291	13,298	3,513
Gross Profit									392,632	376,591	371,392
Operating Segments [Member] | Total Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating revenues									755,038	668,173	717,888
Depreciation and amortization									81,053	77,604	75,722
Income (loss) from operations									145,259	144,109	131,037
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									72,073	62,419	60,026
Capital expenditures									213,325	138,357	116,312
Assets	3,025,872				2,869,386				3,025,872	2,869,386	2,855,958
Corporate, Non-Segment [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating revenues									22,096	17,696	15,678
Depreciation and amortization									1,319	1,315	1,312
Income (loss) from operations									12,452	13,539	11,822
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									11,564	7,852	6,635
Capital expenditures									1,653	283	1,040
Assets	$ 64,546				62,759				$ 64,546	62,759	$ 64,335
Mist Gas Storage Facility Member [Member] | Gas Storage Segment [Member]
Segment Reporting Information [Line Items]
Percent Of Pre Tax Income From Gas Storage Retained When The Costs Of The Capacity Are Not In Utility Rates	80.00%								80.00%
Percent Of Pre Tax Income From Gas Storage Retained When The Costs Of The Capacity Are In Utility Rates	33.00%								33.00%
Percent Of Pre Tax Income From Gas Storage Credited To Deferred Regulatory Account	20.00%								20.00%
Percent Of Pre Tax Income From Gas Storage Credited To Deferred Regulatory Account When In Rates	67.00%								67.00%
NNG Financial [Member]
Segment Reporting Information [Line Items]
Percent Interest In Pipeline	10.00%								10.00%
Assets	$ 400				$ 500				$ 400	$ 500
Customer Total [Member] | Geographic Concentration Risk [Member] | OREGON | Utility Segment [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage									89.00%
Customer Total [Member] | Geographic Concentration Risk [Member] | WASHINGTON | Utility Segment [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage									11.00%
Gross Profit Margin [Member] | Residential and Commerical Customers [Member] | Utility Segment [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage									90.00%
Volumes Delivered [Member] | Residential and Commerical Customers [Member] | Utility Segment [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage									60.00%